Income Taxes Components of Income Tax (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Federal	$ 51	$ (3)	$ (1)
State	(1)	6	17
Total	50	3	16
Federal	(14)	41	0
State	57	10	1
Total	43	51	1
Total income tax expense from continuing operations	$ 93	$ 54	$ 17